UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund Intermediate Bond Portfolio

PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MORTGAGE PASS-THRUS-41.5%
FIXED RATE 30-YEAR-30.3%
Federal Home Loan Mortgage Corp.
   4.50%, 8/01/35-11/01/35(a)                            $ 2,372     $ 2,207,623
Federal National Mortgage Association
   5.00%, 2/01/36(a)                                       3,331       3,198,045
   5.50%, 4/01/33-5/01/36(a)                              16,203      15,976,528
   5.50%, TBA                                              1,350       1,327,641
   6.00%, TBA                                              4,445       4,460,282
   6.50%, 1/01/36-9/01/36(a)                               4,127       4,197,231
Government National Mortgage Association
   5.50%, TBA                                              1,495       1,475,378
   6.00%, 3/15/36(a)                                       2,309       2,401,189
   6.00%, TBA                                                780         717,313
                                                                     -----------
                                                                      35,961,230
                                                                     -----------
FIXED RATE 15-YEAR-5.8%
Federal Home Loan Mortgage Corp.
   5.00%, 4/01/21(a)                                         921         900,736
Federal National Mortgage Association
   4.50%, 4/01/20-1/01/21(a)                               3,663       3,516,244
   5.00%, 4/01/19-9/01/20(a)                               2,476       2,428,112
                                                                     -----------
                                                                       6,845,092
                                                                     -----------
NON-AGENCY ARMS-3.1%
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.932%, 1/25/36(a)(b)                                     447         448,384
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.11%, 5/25/35(a)(b)                                      665         654,344
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36(a)(b)                                      827         828,543
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.251%, 5/25/36(a)(b)                                     355         357,372
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.186%, 3/25/36(a)(b)                                     514         521,572
Residential Funding Mortgage Securities I, Inc.
   Series 2005-SA3 Class 3A
   5.239%, 8/25/35(a)(b)                                     433         428,024

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Structured Adjustable Rate Mortgage Loan Trust
   Series 2006-3 Class 2A1
   6.01%, 4/25/36(a)(b)                                  $    426    $   428,762
                                                                     -----------
                                                                       3,667,001
                                                                     -----------
AGENCY ARMS-2.3%
Federal National Mortgage Association
   4.106%, 11/01/34(a)(b)                                     531        532,284
   5.487%, 5/01/36(a)(b)                                      179        179,282
   5.785%, 1/01/37(a)(b)                                      865        870,824
   5.801%, 3/01/36(a)(b)                                      641        646,588
   5.94%, 6/01/36(a)(b)                                       454        456,169
                                                                     -----------
                                                                       2,685,147
                                                                     -----------
Total Mortgage Pass-Thrus
   (cost $49,465,023)                                                 49,158,470
                                                                     -----------
NON-US DOLLAR-14.9%
GOVERNMENT-RELATED - SOVEREIGNS-12.8%
Japan Government
   0.70%, 6/20/10(a)                              JPY     685,800      5,633,101
   1.80%, 9/20/16(a)                                       79,550        665,986
Norway (Kingdom of)
   6.00%, 5/16/11(a)                              NOK       6,050      1,019,600
Sweden (Kingdom of)
   5.00%, 1/28/09(a)                              SEK       8,505      1,249,571
   5.25%, 3/15/11(a)                                       19,170      2,886,830
United Mexican States
   8.00%, 12/24/08-12/19/13(a)                    MXN      34,640      3,162,199
   9.00%, 12/20/12(a)                                       6,445        616,518
                                                                     -----------
                                                                      15,233,805
                                                                     -----------
INFLATION-LINKED SECURITIES-2.1%
Japan Government
   .80%, 9/10/15(a)                               JPY     303,107      2,436,812
                                                                     -----------
Total Non-US Dollar
   (cost $17,640,628)                                                 17,670,617
                                                                     -----------
CORPORATES - INVESTMENT GRADE-14.9%
CORPORATES-14.9%
Financial Institutions-3.8%
Banking-2.7%
Bank of Tokyo-Mitsubishi UFJ NY
   7.40%, 6/15/11(a)                                          100        107,414

                         ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Barclays Bank PLC
   8.55%, 12/15/49(a)(b)(c)                                $339      $  377,810
BOI Capital Funding Number 2
   5.571%, 2/01/49(a)(b)(c)                                 115         112,355
Mitsubishi UFG Capital Finance 1, Ltd.
   6.346%, 7/29/49                                          115         115,988
RBS Capital Trust III
   5.512%, 9/29/49(a)(b)                                    358         351,368
Resona Preferred Global Securities
   7.191%, 12/30/49(a)(b)(c)                                176         184,067
Sumitomo Mitsui Banking Corp.
   5.625%, 10/15/49(a)(b)(c)                                107         104,142
The Huntington National Bank
   4.375%, 1/15/10(a)                                       183         176,966
UBS Preferred Funding Trust I
   8.622%, 10/31/49(a)(b)                                   230         253,556
UFJ Finance Aruba AEC
   6.75%, 7/15/13(a)                                        172         182,293
Wachovia Capital Trust III
   5.80%, 8/29/49(a)(b)                                     235         236,620
Washington Mutual, Inc.
   4.00%, 1/15/09(a)                                        400         389,519
Wells Fargo & Co.
   4.20%, 1/15/10(a)                                        457         444,026
Zions Bancorporation
   5.50%, 11/16/15(a)                                       170         166,062
                                                                     ----------
                                                                      3,202,186
                                                                     ----------
Finance Companies-0.7%
American General Finance Corp.
   4.625%, 5/15/09(a)                                       530         520,364
General Electric Capital Corp.
   6.75%, 3/15/32(a)                                         76          86,027
iStar Financial, Inc.
   5.15%, 3/01/12(a)                                        146         141,278
                                                                     ----------
                                                                        747,669
                                                                     ----------
Insurance-0.4%
Assurant, Inc.
   5.625%, 2/15/14(a)                                        92          91,169
Humana, Inc.
   6.30%, 8/01/18(a)                                        166         165,730
Liberty Mutual Group
   5.75%, 3/15/14(a)(c)                                     167         165,264

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
WellPoint, Inc.
   3.75%, 12/14/07(a)                                      $ 73      $   71,897
                                                                     ----------
                                                                        494,060
                                                                     ----------
                                                                      4,443,915
                                                                     ----------
Industrial-8.7%
Basic Industry-0.7%
International Paper Co.
   5.30%, 4/01/15(a)                                        235         223,765
Ispat Inland ULC
   9.75%, 4/01/14(a)                                        118         131,625
Lubrizol Corp.
   4.625%, 10/01/09(a)                                      150         146,667
Westvaco Corp.
   8.20%, 1/15/30(a)                                         85          96,565
Weyerhaeuser Co.
   5.95%, 11/01/08(a)                                       202         203,369
                                                                     ----------
                                                                        801,991
                                                                     ----------
Capital Goods-0.7%
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33(a)(c)                                    216         246,536
Textron Financial Corp.
   4.125%, 3/03/08(a)                                       160         157,813
Tyco International Group, SA
   6.00%, 11/15/13(a)                                       195         203,619
Waste Management, Inc.
   6.875%, 5/15/09(a)                                       250         257,091
                                                                     ----------
                                                                        865,059
                                                                     ----------
Communications - Media-1.6%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09(a)                                        86          88,211
BSKYB Finance United Kingdom PLC
   5.625%, 10/15/15(a)(c)                                   270         262,764
Comcast Cable Communication, Inc.
   6.875%, 6/15/09(a)                                       287         296,344
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22(a)                                      174         226,182
Comcast Corp.
   5.50%, 3/15/11(a)                                        313         313,458
News America, Inc.
   6.55%, 3/15/33(a)                                        142         143,769
R. R. Donnelley & Sons Co.
   4.95%, 4/01/14(a)                                         85          78,881

                         ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Time Warner Entertainment Co.
   8.375%, 3/15/23(a)                                      $325      $  381,842
WPP Finance Corp.
   5.875%, 6/15/14(a)                                       149         147,740
                                                                     ----------
                                                                      1,939,191
                                                                     ----------
Communications - Telecommunications-3.5%
AT&T Corp.
   8.00%, 11/15/31(a)                                        80          99,224
British Telecommunications PLC
   8.625%, 12/15/10(a)                                      524         583,714
CenturyTel, Inc.
   5.00%, 2/15/15(a)                                        236         215,448
   6.875%, 1/15/28(a)                                       195         188,698
Embarq Corp.
   6.738%, 6/01/13(a)                                        25          25,630
   7.082%, 6/01/16(a)                                       355         360,704
New Cingular Wireless Services, Inc.
   7.875%, 3/01/11(a)                                       225         244,519
   8.75%, 3/01/31(a)                                        181         234,068
Sprint Capital Corp.
   8.375%, 3/15/12(a)                                       626         694,670
Telecom Italia Capital
   4.00%, 11/15/08-1/15/10(a)                               745         715,761
   6.375%, 11/15/33(a)                                      110         102,408
Verizon Global Funding Corp.
   4.90%, 9/15/15(a)                                        180         170,607
Verizon New Jersey, Inc.
   5.875%, 1/17/12(a)                                       220         222,406
Vodafone Group PLC
   5.50%, 6/15/11(a)                                        295         295,114
                                                                     ----------
                                                                      4,152,971
                                                                     ----------
Consumer Cyclical - Automotive-0.1%
DaimlerChrysler North America Corp.
   4.875%, 6/15/10(a)                                       137         133,547
                                                                     ----------
Consumer Cyclical - Other-0.6%
Centex Corp.
   5.45%, 8/15/12(a)                                         79          77,636
ITT Corp.
   7.375%, 11/15/15(a)                                      224         231,569
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12(a)                                       235         251,070

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Toll Brothers Finance Corp.
   6.875%, 11/15/12(a)                                     $120      $   123,084
                                                                     -----------
                                                                         683,359
                                                                     -----------
Consumer Non Cyclical-0.7%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                        220          265,038
ConAgra Foods, Inc.
   7.875%, 9/15/10(a)                                       120          129,249
Safeway, Inc.
   4.125%, 11/01/08(a)                                       96           93,787
   6.50%, 3/01/11(a)                                         82           84,492
Wyeth
   5.50%, 2/01/14(a)                                        233          232,597
                                                                     -----------
                                                                         805,163
                                                                     -----------
Energy-0.1%
Amerada Hess Corp.
   7.875%, 10/01/29(a)                                       98          114,109
                                                                     -----------
Technology-0.7%
Cisco Systems, Inc.
   5.25%, 2/22/11(a)                                        120          119,910
Electronic Data Systems Corp.
   6.00%, 8/01/13(a)                                        357          356,996
International Business Machines Corp.
   4.375%, 6/01/09(a)                                        75           73,562
Motorola, Inc.
   7.625%, 11/15/10(a)                                       28           29,915
Oracle Corp.
   5.25%, 1/15/16(a)                                        280          274,709
                                                                     -----------
                                                                         855,092
                                                                     -----------
                                                                      10,350,482
                                                                     -----------
Utilities-2.4%
Electric-2.2%
Carolina Power & Light Co.
   6.50%, 7/15/12(a)                                        345          360,402
Consumers Energy Co.
   4.25%, 4/15/08(a)                                        116          114,300
Duke Capital LLC
   8.00%, 10/01/19(a)                                       311          353,293
Exelon Corp.
   6.75%, 5/01/11(a)                                        280          291,991
FirstEnergy Corp.
   7.375%, 11/15/31(a)                                      279          317,673

                         ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12(a)                                     $162      $   164,763
NiSource Finance Corp.
   7.875%, 11/15/10(a)                                      154          165,836
Progress Energy, Inc.
   7.10%, 3/01/11(a)                                        109          115,613
Public Service Co. of Colorado
   7.875%, 10/01/12(a)                                      176          196,352
SPI Electricity & Gas Australia Holdings Pty, Ltd.
   6.15%, 11/15/13(a)(c)                                    283          291,264
Xcel Energy, Inc.
   7.00%, 12/01/10(a)                                       170          178,558
                                                                     -----------
                                                                       2,550,045
                                                                     -----------
Natural Gas-0.2%
Duke Energy Field Services Corp.
   7.875%, 8/16/10(a)                                        94          100,552
Enterprise Products Operating LP Series B
   5.60%, 10/15/14(a)                                       157          154,485
                                                                     -----------
                                                                         255,037
                                                                     -----------
                                                                       2,805,082
                                                                     -----------
Total Corporates - Investment Grade
   (cost $17,903,084)                                                 17,599,479
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES-10.3%
NON-AGENCY FIXED RATE CMBS-10.3%
Banc America Commercial Mortgage, Inc.
   Series 2001-PB1 Class A2
   5.787%, 5/11/35(a)                                       307          311,136
   Series 2004-4 Class A3
   4.128%, 7/10/42(a)                                       365          354,067
   Series 2004-6 Class A2
   4.161%, 12/10/42(a)                                      480          464,818
Bear Stearns Commercial Mortgage Securities, Inc.
   Series 2005-T18 Class A4
   4.933%, 2/13/42(a)                                       610          588,176
Citigroup Commercial Mortgage Trust
   Series 2004-C1 Class A4
   5.356%, 4/15/40(a)                                       560          559,406

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3 Class A3
   5.827%, 6/15/38(a)                                      $555       $568,936
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Class A2
   3.861%, 3/15/36(a)                                       316        308,841
   Series 2004-C1 Class A4
   4.75%, 1/15/37(a)                                        180        172,670
   Series 2005-C1 Class A4
   5.014%, 2/15/38(a)                                       534        517,459
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45(a)                                       585        575,523
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Class A4
   4.111%, 7/05/35(a)                                       388        361,615
   Series 2005-GG3 Class A2
   4.305%, 8/10/42(a)                                       642        623,622
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396%, 8/10/38(a)                                       375        373,177
JPMorgan Chase Commercial Mortgage
   Securities
   Series 2005-LDP1 Class A4
   5.038%, 3/15/46(a)                                       649        628,823
   Series 2005-LDP3 Class A2
   4.851%, 8/15/42(a)                                       515        505,674
   Series 2005-LDP4 Class A2
   4.79%, 10/15/42(a)                                       365        357,712
   Series 2006-CB14 Class A4
   5.481%, 12/12/44(a)                                      250        249,517
   Series 2006-CB15 Class A4
   5.814%, 6/12/43(a)                                       375        381,971
LB-UBS Commercial Mortgage Trust
   Series 2003-C3 Class A4
   4.166%, 5/15/32(a)                                       555        518,048
   Series 2004-C4 Class A4
   5.133%, 6/15/29(a)                                       195        195,078
   Series 2004-C8 Class A2
   4.201%, 12/15/29(a)                                      381        369,303
   Series 2005-C1 Class A4
   4.742%, 2/15/30(a)                                       426        406,710
   Series 2005-C7 Class A4
   5.197%, 11/15/30(a)                                      435        424,982
Merrill Lynch Mortgage Trust
   Series 2005-CKI1 Class A6

                         ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
   5.244%, 11/12/37(a)                                     $360      $   355,538
   Series 2005-MKB2 Class A2
   4.806%, 9/12/42(a)                                       785          772,122
Merrill Lynch/Countrywide Commercial
   Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46(a)                                        370          382,295
Morgan Stanley Capital I
   Series 2005-HQ5 Class A4
   5.168%, 1/14/42(a)                                       944          924,469
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $12,440,896)                                                 12,251,688
                                                                     -----------
ASSET-BACKED SECURITIES-3.6%
AUTOS - FIXED RATE-0.7%
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08(a)                                        369          367,766
Capital One Prime Auto Receivables Trust
   Series 2005-1 Class A3
   4.32%, 8/15/09(a)                                        536          533,051
                                                                     -----------
                                                                         900,817
                                                                     -----------
HOME EQUITY LOANS - FIXED RATE-1.0%
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33(a)                                        150          135,423
Credit-Based Asset Servicing & Securities Trust
   Series 2005-CB7 Class AF2
   5.147%, 11/25/35(a)                                      330          327,287
Credit-Based Asset Servicing & Securities, Inc.
   Series 2003-CB1 Class AF
   3.45%, 1/25/33(a)                                        316          308,982
Home Equity Mortgage Trust
   Series 2006-1 Class A2
   5.30%, 5/25/36(a)                                        160          159,467
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A3
   4.46%, 5/25/35(a)                                        285          280,788
                                                                     -----------
                                                                       1,211,947
                                                                     -----------
HOME EQUITY LOANS - FLOATING RATE-1.8%
Asset Backed Funding Certificates
   Series 2003-WF1 Class A2
   6.10%, 12/25/32(a)(b)                                    169          169,539

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Class 1A1
   5.47%, 4/25/22(a)(b)                                  $   88      $   88,136
GE-WMC Mortgage Securities LLC
   Series 2005-2 Class A2B
   5.49%, 12/25/35(a)(b)                                    365         365,399
Home Equity Mortgage Trust
   Series 2005-2 Class A1
   5.50%, 7/25/35(a)(b)                                      16          15,605
Household Home Equity Loan Trust
   Series 2005-3 Class A1
   5.58%, 1/20/35(a)(b)                                     281         281,995
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2 Class 2A1
   5.40%, 1/25/36(a)(b)                                     181         180,913
RAAC Series
   Series 2006-SP3 Class A1
   5.40%, 8/25/36(a)(b)                                     244         244,081
Residential Asset Mortgage Products, Inc.
   Series 2005-RS3 Class AIA2
   5.49%, 3/25/35(a)(b)                                     325         324,672
Residential Asset Securities Corp.
   Series 2002-KS7 Class A2
   6.06%, 11/25/32(a)(b)                                     47          46,938
Saxon Asset Securities Trust
   Series 2005-4 Class A2B
   5.50%, 11/25/37(a)(b)                                    375         375,176
                                                                     ----------
                                                                      2,092,454
                                                                     ----------
OTHER - FIXED RATE-0.1%
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(a)(c)                                    100         100,758
                                                                     ----------
Total Asset-Backed Securities
   (cost $4,323,898)                                                  4,305,976
                                                                     ----------
GOVERNMENT-RELATED - NON-US ISSUERS-3.0%
SOVEREIGNS-3.0%
Russian Federation
   5.00%, 3/31/30(a)(c)                                   2,264       2,513,040
United Mexican States
   5.625%, 1/15/17(a)                                     1,016       1,003,300
                                                                     ----------
Total Government-Related - Non-US Issuers
   (cost $3,477,676)                                                  3,516,340
                                                                     ----------

                         ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MORTGAGE CMOS-2.4%
NON-AGENCY FIXED RATE-1.2%
Countrywide Alternative Loan Trust
   Series 2006-J8 Class A2
   6.00%, 2/25/37(a)                                       $  588     $  589,654
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A2
   6.354%, 8/25/36(a)                                         375        377,753
Residential Accredit Loans, Inc.
   Series 2007-QS1 Class 1A1
   6.00%, 1/25/37(a)                                          440        438,979
                                                                      ----------
                                                                       1,406,386
                                                                      ----------
AGENCY FIXED RATE-0.8%
Federal Home Loan Mortgage Corp.
   Series R007 Class AC
   5.875%, 5/15/16(a)                                         958        960,891
                                                                      ----------
NON-AGENCY ADJUSTABLE RATE-0.3%
Countrywide Alternative Loan Trust
   Series 2005-62 Class 2A1
   5.883%, 12/25/35(a)(b)                                     315        314,728
Washington Mutual, Inc.
   Series 2005-AR2 Class 2A22
   5.54%, 1/25/45(a)(b)                                       101        100,779
                                                                      ----------
                                                                         415,507
                                                                      ----------
AGENCY ADJUSTABLE RATE-0.1%
Fannie Mae Grantor Trust
   Series 2004-T5 Class AB4
   5.62%, 5/28/35(a)(b)                                        88         87,594
                                                                      ----------
Total Mortgage CMOS
   (cost $2,871,348)                                                   2,870,378
                                                                      ----------
EMERGING MARKETS - NON-INVESTMENT GRADE-2.1%
SOVEREIGNS-2.1%
Brazil (Republic of)
   8.25%, 1/20/34(a)                                        1,505      1,790,950
Peru (Republic of)
   7.35%, 7/21/25(a)                                          665        728,175
                                                                      ----------
Total Emerging Markets - Non-Investment
   Grade
   (cost $2,309,277)                                                   2,519,125
                                                                      ----------
U.S. TREASURIES-1.9%
United States Treasury Bonds

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
   4.50%, 2/15/36(a)                                       $2,380     $2,224,557
   8.75%, 5/15/17(a)                                           10         13,104
                                                                      ----------
Total U.S. Treasuries
   (cost $2,170,695)                                                   2,237,661
                                                                      ----------
CORPORATES - NON-INVESTMENT GRADE-1.3%
CORPORATES-1.3%
Industrial-1.1%
Basic Industry-0.4%
Ineos Group Holdings PLC
   8.50%, 2/15/16(a)(c)                                       110        105,325
International Steel Group, Inc.
   6.50%, 4/15/14(a)                                          150        152,250
Packaging Corp. of America
   5.75%, 8/01/13(a)                                          196        190,633
Rhodia, SA
   10.25%, 6/01/10(a)                                          85         96,900
                                                                      ----------
                                                                         545,108
                                                                      ----------
Communications - Media-0.4%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12(a)                                          105        105,919
Clear Channel Communications, Inc.
   5.50%, 9/15/14(a)                                          275        243,164
DirecTV Holdings LLC
   6.375%, 6/15/15(a)                                         100         95,250
                                                                      ----------
                                                                         444,333
                                                                      ----------
Communications - Telecommunications-0.1%
Qwest Communications International, Inc.
   Callable 2/15/09 @ 103.75 7.50%,
   2/15/14(a)                                                  95         98,087
Qwest Corp.
   8.875%, 3/15/12(a)                                          30         33,300
                                                                      ----------
                                                                         131,387
                                                                      ----------
Consumer Cyclical - Other-0.1%
MGM MIRAGE
   8.375%, 2/01/11(a)                                          95         99,869
                                                                      ----------
Transportation - Services-0.1%
Hertz Corp.
   Class A
   8.875%, 1/01/14(a)                                          90         95,625
                                                                      ----------
                                                                       1,316,322
                                                                      ----------

                         ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                       Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ----------   ------------
Utilities-0.2%
Electric-0.1%
NRG Energy, Inc.
   7.25%, 2/01/14(a)                                  $       15   $     15,038
   7.375%, 2/01/16(a)                                         90         90,112
                                                                   ------------
                                                                        105,150
                                                                   ------------
Natural Gas-0.1%
The Williams Cos., Inc.
   7.875%, 9/01/21(a)                                         95        102,125
                                                                   ------------
                                                                        207,275
                                                                   ------------
Total Corporates - Non-Investment Grade
   (cost $1,539,824)                                                  1,523,597
                                                                   ------------
SHORT-TERM INVESTMENTS-10.2%
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-5.3%
Federal Home Loan Bank
   zero coupon, 2/07/07                                    2,500      2,497,879
Federal Home Loan Mortgage Corp.
   zero coupon, 2/28/07                                    1,720      1,713,395
Federal National Mortgage Association
   zero coupon, 3/30/07                                    2,105      2,087,969
                                                                   ------------
                                                                      6,299,243
                                                                   ------------
MUTUAL FUND-4.9%
AllianceBernstein Fixed IncomeShares
   Inc. - Prime STIF Portfolio (e)                     5,720,945      5,720,945
                                                                   ------------
Total Short-Term Investments
   (cost $12,020,188)                                                12,020,188
                                                                   ------------
Total Investments Before Security Lending
   Collateral - 106.1%
   (cost $126,162,537)                                              125,673,519
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-0.0%
Short-Term Investment-0.0%
UBS Private Money Market Fund, LLC
(cost $12,840)                                            12,840         12,840
                                                                   ------------

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

Total Investments - 106.1%
   (cost $126,175,377)                                              125,686,359
Other assets less liabilities(d) - (6.1)%                            (7,184,512)
                                                                   ------------
Net Assets - 100%                                                  $118,501,847
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                 Rate Type
                                           --------------------------
                                              Payments       Payments
                  Notional                      Made         Received
Swap               Amount    Termination       by the         by the     Unrealized
Counterparty       (000)        Date          Portfolio     Portfolio   Depreciation
---------------   --------   -----------   --------------   ---------   ------------
Lehman Brothers     $4,000    1/23/08      3 Month LIBOR*    4.777%      $(27,014)
Lehman Brothers      2,000    12/4/11      3 Month LIBOR*    4.850%       (19,891)

LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS

                                                         Value
                                                          at           Unrealized
                  Number of   Expiration    Original   January 31,    Appreciation/
Type              Contracts     Month        Value        2007       (Depreciation)
---------------   ---------   ----------   ---------   -----------   --------------
Purchased
U.S. T-Bond
Future                35      March 2007   3,952,117    3,854,375      $ (97,742)

U.S. T-Note
   10 Yr Future       36      March 2007   3,903,323    3,843,000        (60,323)

Sold
Japan Government Bonds
10 Yr Future           1      March 2007   1,113,666    1,114,601           (935)

U.S. T-Note
   2 Yr Future        14      March 2007   2,850,928    2,850,312            616

U.S. T-Note
   5 Yr Future        39      March 2007   4,074,231    4,076,719         (2,488)
                                                                       ---------
                                                                       $(160,872)
                                                                       ---------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                          U.S. $
                           Contract      Value on       U.S. $      Unrealized
                            Amount     Origination     Current     Appreciation/
                            (000)         Date          Value     (Depreciation)
                           ---------   -----------   ----------   --------------
Purchase Contracts:
Japanese Yen
Settling 2/27/07 .......     335,187     2,785,244    2,787,702        2,458

Sale Contracts:
Japanese Yen

                         ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

Settling 2/27/07 .......   1,388,708    11,491,838   11,549,673      (57,835)

Mexican Peso
Settling 2/08/07 .......      21,680     1,994,818    1,969,638       25,180
Mexican Peso
Settling 3/01/07 .......      21,028     1,917,357    1,908,251        9,106

Norwegian Krone
Settling 2/12/07 .......       6,626     1,044,121    1,062,281      (18,160)

Swedish Krona
Settling 2/26/07 .......      30,216     4,296,884    4,354,498      (57,614)

(a) Positions, or portion thereof, with an aggregate market value of $105,486,729 have been segregated to collateralize open forward exchange currency contracts.
(b)  Variable rate coupon, rate shown as of January 31, 2007.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate market value of these securities amounted to $4,463,325 or 3.8% of net assets.

(d) Position with a market value of $48,568 has been segregated to collateralize margin requirements for open future contracts.

(e)  Investment in affiliated Money Market fund.

    Currency Abbreviations
    JPY - Japanese Yen
    MXN - Mexican Peso
    NOK - Norwegian Krone
    SEK - Swedish Krona

Glossary:
    TBA - (To Be Announced)

ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007